Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 69,370	$ 131,316
Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		47,531
Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	69,370	30,883
U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		23,258
U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		16,033
Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		9,177
Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		4,434
Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	69,370	131,316
Equity Investment	18,008
Derivative financial instruments, net	7,890	(27,842)
Other liabilities	(29,805)	(37,954)
Total	65,463	65,520
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		47,531
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	69,370	30,883
Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		23,258
Recurring [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		16,033
Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		9,177
Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		4,434
Level 1 [Member] | Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	69,370	54,141
Total	69,370	54,141
Level 1 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	69,370	30,883
Level 1 [Member] | Recurring [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		23,258
Level 2 [Member] | Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		77,175
Derivative financial instruments, net	7,890	(27,842)
Total	7,890	49,333
Level 2 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		47,531
Level 2 [Member] | Recurring [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		16,033
Level 2 [Member] | Recurring [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		9,177
Level 2 [Member] | Recurring [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		4,434
Level 3 [Member] | Recurring [Member]
Available-for-sale securities:
Equity Investment	18,008
Other liabilities	(29,805)	(37,954)
Total	$ (11,797)	$ (37,954)